SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 05, 2024	Oct. 28, 2024	Oct. 16, 2024	Oct. 15, 2024	Sep. 30, 2024	May 28, 2024	May 24, 2024	May 10, 2022	Oct. 31, 2024	Oct. 22, 2024	Sep. 30, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2024	Oct. 01, 2023	Aug. 31, 2023	Jun. 30, 2023	Apr. 07, 2023	Mar. 31, 2023	Dec. 31, 2021
Subsequent Event [Line Items]
Common shares issued for cash, shares											1						25,543
Cancellation of shares
Common stock, shares, issued					75,397							75,397			75,397		22,287	3,575
Common stock, par value					$ 0.0001							$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Warrants to purchase common stock					12,980							12,980			12,980
Share price per share																					$ 486.50
Warrant exercise price																	$ 471.50				$ 6,562.50
Proceeds from issuance initial public offering																$ 10,000,003		$ 19,347,446
Proceeds from issuance fo common stock								$ 8,100,000							5,356,194		8,145,381
Stockholder's equity					$ 19,046							$ 19,046	$ 2,728,339	$ 2,979,627	$ 19,046	5,221,344	$ 1,602,592	(7,453,174)				$ 4,423,960		$ (7,863,021)	$ (7,089,781)
Subsequent Event [Member]
Subsequent Event [Line Items]
Pre-transaction shares outstanding percentage			19.90%
Offering description		The Company offered Pre-Funded Warrants to those Purchasers whose purchase of Common Stock in the Offering would have resulted in the Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchaser, 9.99%) of our Common Stock immediately following the consummation of the Offering in lieu of the Common Stock that would otherwise result in ownership in excess of 4.99% (or at the election of the purchaser, 9.99%) of the outstanding Common Stock of the Company.
Proceeds from Issuance or Sale of Equity		$ 3,000,000
[custom:CashFeePercentage-0]		8.00%
[custom:NonAccountableExpenseAllowance-0]		1.00%
Legal Fees									$ 250,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Legal Fees		$ 50,000
Other Expenses		15,950
Proceeds from issuance initial public offering		$ 2,555,261
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stockholder's equity																			$ 2,500,000
Original Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount																							$ 2,500,000
Exchange Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount																				$ 1,789,668.37
Settlement Agreement [Member]
Subsequent Event [Line Items]
Payment for debt extinguishment					$ 1,289,668.37	$ 500,000.00	$ 1,789,668.37
Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares												28,094	7,575	8,898
Convertible preferred stock					3,841							3,841			3,841		1,001
Proceeds from Issuance or Sale of Equity																	$ 5,000,000.0
Stockholder's equity					$ 7							$ 7	$ 4	$ 3	$ 7		$ 2
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares				26,227
Shares decrease			26,227
Cancellation of shares	26,227
Common Stock [Member] | Subsequent Event [Member] | Sales Agent [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares										90,012
Proceeds from issuance fo common stock										$ 1,320,873
Common Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Common stock, shares, issued		124,673
Common stock, par value		$ 5.00
Pre Funded Warrants [Member] | Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock		482,187
Share price per share		$ 4.995
Warrant exercise price		$ 0.005
At Market Offering [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares																	9,623